Business and Summary of Significant Accounting Policies (Details 3) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 01, 2011	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Fair Value Measurements
Nonqualified deferred compensation plan	$ 1,100,000	$ 1,000,000		$ 900,000	$ 1,100,000
Goodwill requiring impairment	536,000				536,000
Vendor Incentives
Direct vendor advertising funds		2,400,000	1,500,000	3,900,000	3,700,000	900,000
Number of months for recognition of new store funds		36 months
Sales Returns and Exchanges
Maximum period after the original purchase within which customer may receive a refund or exchange the original mattress		100 days
Recurring | Net Book Value
Fair Value Measurements
Nonqualified deferred compensation plan	1,116,000	1,029,000		882,000	1,116,000
Recurring | Level 2
Fair Value Measurements
Nonqualified deferred compensation plan	1,116,000	1,029,000		882,000	1,116,000
Non-recurring
Fair Value Measurements
Goodwill requiring impairment					536,000
Property and equipment requiring impairment				134,000	1,723,000
Non-recurring | Net Book Value
Fair Value Measurements
Goodwill requiring impairment	2,610,000				2,610,000
Property and equipment requiring impairment	290,000			246,000	290,000
Non-recurring | Level 3
Fair Value Measurements
Goodwill requiring impairment	2,610,000				2,610,000
Property and equipment requiring impairment	$ 290,000			$ 246,000	$ 290,000